Schedule of Property Plant and Equipment (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
LAND AND BUILDINGS
At cost	$ 312,377	$ 312,377	$ 312,377
Total Land	312,377	312,377	312,377
At cost	5,490,655	5,490,655	5,490,655
Accumulated depreciation	(1,292,404)	(1,155,138)	(1,017,872)
Total buildings	4,198,251	4,335,517	4,472,783
Total land and buildings	4,510,628	4,647,894	4,785,160
Plant and equipment
At cost	14,496,288	13,118,595	8,731,976
Accumulated depreciation	(3,398,758)	(3,200,732)	(2,988,963)
Total plant and equipment	11,097,530	9,917,863	5,743,013
At cost	84,136	84,136	45,845
Accumulated depreciation	(59,004)	(45,354)	(45,845)
Total motor vehicles	25,132	38,782
At cost	62,294	58,890	52,211
Accumulated depreciation	(49,276)	(45,916)	(37,792)
Total office equipment	13,018	12,974	14,419
Total plant and equipment	11,135,680	9,969,619	5,757,432
Total property, plant and equipment	$ 15,646,308	$ 14,617,513	$ 10,542,592	$ 7,902,448